Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Convertible Preferred Stock

As of December 31, 2012, convertible preferred stock balances were as follows (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Carrying Value
Series A-1	12,734	12,734	$5,187	$75,454
Series B-1	373,223	373,223	146,549	145,408
Series C-1	75,472	27,345	15,122	15,074
Series D-1	136,948	136,949	46,520	43,271
Series E-1	40,252	39,265	19,820	10,674
Series E-3	93,082	71,543	23,552	28,816

Total	731,711	661,059	$256,750	$318,697